Supplement to the
Fidelity® Variable Insurance Products:
Industrials Portfolio
Investor Class
April 29, 2023
Summary Prospectus

Janet Glazer no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Portfolio Manager) has managed the fund since 2023.
VCY-INV-SUSTK-0623-102 1.9886523.102	June 30, 2023
Supplement to the
Fidelity® Variable Insurance Products:
Industrials Portfolio
Initial Class
April 29, 2023
Summary Prospectus

Janet Glazer no longer serves as Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Portfolio Manager) has managed the fund since 2023.
VCYI-SUSTK-0623-102 1.9886542.102	June 30, 2023